Defined Benefit Plan - Summary of Allocation of Assets in Swiss Life's Group Life Portfolio (Detail) - Pension Plan	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	100.00%
Certificates of deposit and cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	71.00%
Fixed income bonds and securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	7.00%
Private equity and hedge funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	6.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	14.00%
Equity and other investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	2.00%